IMPAIRMENT AND REVERSAL OF NON-CURRENT ASSETS - Impairment Losses (Reversals) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Impairment and reversal of non-current assets
Impairment (reversals) charges	$ 12	$ (457)
Impairment charges (reversals) (notes 10 and 21)	12	(457)
Loulo-Gounkoto [Member]
Impairment and reversal of non-current assets
Recoverable amount		3,080
Total for all individual assets or cash-generating units [member] | Lumwana [Member]
Impairment and reversal of non-current assets
Impairment (reversals) charges	0	(655)
Impairment charges (reversals) (notes 10 and 21)	0	(655)
Total for all individual assets or cash-generating units [member] | Veladero [Member]
Impairment and reversal of non-current assets
Impairment (reversals) charges	0	(437)
Impairment charges (reversals) (notes 10 and 21)	0	(437)
Total for all individual assets or cash-generating units [member] | Carlin [Member]
Impairment and reversal of non-current assets
Impairment (reversals) charges	6	82
Impairment charges (reversals) (notes 10 and 21)	6	82
Total for all individual assets or cash-generating units [member] | Long Canyon [Member]
Impairment and reversal of non-current assets
Impairment (reversals) charges	0	49
Impairment charges (reversals) (notes 10 and 21)	0	49
Total for all individual assets or cash-generating units [member] | Pueblo Viejo [Member]
Impairment and reversal of non-current assets
Impairment (reversals) charges	1	10
Impairment charges (reversals) (notes 10 and 21)	1	10
Total for all individual assets or cash-generating units [member] | Cortez [Member]
Impairment and reversal of non-current assets
Impairment (reversals) charges	4	9
Impairment charges (reversals) (notes 10 and 21)	4	9
Other assets | Other Mines
Impairment and reversal of non-current assets
Impairment (reversals) charges	1	1
Impairment charges (reversals) (notes 10 and 21)	1	1
Non-current assets or disposal groups classified as held for sale [member]
Impairment and reversal of non-current assets
Impairment (reversals) charges	12	(941)
Impairment charges (reversals) (notes 10 and 21)	12	(941)
Goodwill
Impairment and reversal of non-current assets
Impairment loss recognised in profit or loss, goodwill	0	484
Goodwill | Loulo-Gounkoto [Member]
Impairment and reversal of non-current assets
Impairment loss recognised in profit or loss, goodwill	0	$ 484
Total for all cash-generating units | Lumwana [Member]
Impairment and reversal of non-current assets
Recoverable amount	2,767
Total for all cash-generating units | Loulo-Gounkoto [Member]
Impairment and reversal of non-current assets
Recoverable amount	$ 2,522